Greater India Portfolio

September 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.3%

Security	Shares	Value
India — 97.3%
Airlines — 0.9%
InterGlobe Aviation, Ltd.(1)	69,143	$1,839,959

		$1,839,959

Auto Components — 1.3%
MRF, Ltd.	3,154	$2,816,440

		$2,816,440

Automobiles — 6.6%
Eicher Motors, Ltd.	12,698	$3,178,571
Maruti Suzuki India, Ltd.	112,782	10,668,302

		$13,846,873

Banks — 16.6%
Axis Bank, Ltd.	1,418,117	$13,719,535
HDFC Bank, Ltd.	529,138	9,170,075
ICICI Bank, Ltd.	1,732,474	10,560,080
RBL Bank, Ltd.(1)	267,678	1,243,740

		$34,693,430

Beverages — 0.7%
United Breweries, Ltd.	79,318	$1,511,548

		$1,511,548

Capital Markets — 1.2%
HDFC Asset Management Co., Ltd.(1)	24,519	$969,706
Reliance Nippon Life Asset Management, Ltd.(1)	423,638	1,565,469

		$2,535,175

Chemicals — 0.2%
Asian Paints, Ltd.	17,548	$437,163

		$437,163

Construction & Engineering — 1.5%
Voltas, Ltd.	338,897	$3,259,724

		$3,259,724

Construction Materials — 3.1%
Dalmia Bharat, Ltd.	144,462	$1,671,276
UltraTech Cement, Ltd.	78,030	4,787,033

		$6,458,309

Consumer Finance — 5.3%
Bajaj Finance, Ltd.	153,551	$8,785,333
Mahindra & Mahindra Financial Services, Ltd.	211,453	979,418
Muthoot Finance, Ltd.	140,035	1,346,344

		$11,111,095

Diversified Financial Services — 1.7%
Bajaj Holdings & Investment, Ltd.	68,909	$3,485,043

		$3,485,043

Security	Shares	Value
Electrical Equipment — 0.2%
Graphite India, Ltd.	83,106	$342,458

		$342,458

Food Products — 2.5%
GlaxoSmithKline Consumer Healthcare, Ltd.	18,061	$2,177,720
Nestle India, Ltd.	15,348	3,022,247

		$5,199,967

Hotels, Restaurants & Leisure — 1.0%
Indian Hotels Co., Ltd. (The)	923,711	$2,084,134

		$2,084,134

Household Durables — 2.9%
Crompton Greaves Consumer Electricals, Ltd.	885,858	$3,196,687
Whirlpool of India, Ltd.	105,860	2,820,452

		$6,017,139

Household Products — 2.6%
Hindustan Unilever, Ltd.	191,309	$5,361,127

		$5,361,127

Insurance — 2.8%
ICICI Lombard General Insurance Co., Ltd.(1)	150,940	$2,567,138
ICICI Prudential Life Insurance Co., Ltd.(1)	180,548	1,181,626
SBI Life Insurance Co., Ltd.(1)	179,469	2,136,639

		$5,885,403

Interactive Media & Services — 2.5%
Info Edge India, Ltd.	179,046	$5,157,804

		$5,157,804

IT Services — 16.3%
HCL Technologies, Ltd.	333,434	$5,075,931
Infosys, Ltd.	1,885,331	21,304,863
Infosys, Ltd. ADR	123,774	1,407,310
Larsen & Toubro Infotech, Ltd.(1)	86,224	1,836,691
Tech Mahindra, Ltd.	440,158	4,449,858

		$34,074,653

Life Sciences Tools & Services — 1.9%
Divi’s Laboratories, Ltd.	170,720	$4,018,109

		$4,018,109

Machinery — 2.1%
AIA Engineering, Ltd.	86,037	$2,168,320
Thermax, Ltd.	144,311	2,294,137

		$4,462,457

Metals & Mining — 0.3%
Hindustan Zinc, Ltd.	239,372	$719,344

		$719,344

Oil, Gas & Consumable Fuels — 9.5%
Bharat Petroleum Corp., Ltd.	906,962	$6,071,695
Reliance Industries, Ltd.	737,611	13,900,157

		$19,971,852

Security	Shares	Value
Personal Products — 2.9%
Marico, Ltd.	526,595	$2,928,432
Procter & Gamble Hygiene & Health Care, Ltd.	18,149	3,086,519

		$6,014,951

Pharmaceuticals — 4.2%
Abbott India, Ltd.	32,581	$4,874,687
Eris Lifesciences, Ltd.(1)(2)	105,000	672,677
Lupin, Ltd.	197,109	1,990,916
Torrent Pharmaceuticals, Ltd.	58,307	1,370,094

		$8,908,374

Real Estate Management & Development — 1.4%
Oberoi Realty, Ltd.	214,170	$1,526,553
Prestige Estates Projects, Ltd.	325,464	1,333,302

		$2,859,855

Textiles, Apparel & Luxury Goods — 0.5%
Aditya Birla Fashion and Retail, Ltd.(2)	387,379	$1,140,614

		$1,140,614

Thrifts & Mortgage Finance — 4.6%
Housing Development Finance Corp., Ltd.	342,288	$9,554,028

		$9,554,028

Total India (identified cost $152,852,898)		$203,767,028

Total Common Stocks (identified cost $152,852,898)		$203,767,028

Total Investments — 97.3% (identified cost $152,852,898)		$203,767,028

Other Assets, Less Liabilities — 2.7%		$5,711,412

Net Assets — 100.0%		$209,478,440

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2019, the aggregate value of these securities is $14,013,645 or 6.7% of the Portfolio’s net assets.

(2)	Non-income producing security.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Depreciation
Equity Futures
SGX CNX Nifty Index	203	Long	10/31/19	$4,686,474	$(47,627)

					$(47,627)

Abbreviations:

ADR	-	American Depositary Receipt

At September 30, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended September 30, 2019, the Portfolio entered into equity index futures contracts to manage cash flows.

At September 30, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $47,627.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$—	$5,157,804	$—	$5,157,804
Consumer Discretionary	—	25,905,200	—	25,905,200
Consumer Staples	—	18,087,593	—	18,087,593
Energy	—	19,971,852	—	19,971,852
Financials	—	67,264,174	—	67,264,174
Health Care	—	12,926,483	—	12,926,483
Industrials	—	9,904,598	—	9,904,598
Information Technology	1,407,310	32,667,343	—	34,074,653
Materials	—	7,614,816	—	7,614,816
Real Estate	—	2,859,855	—	2,859,855
Total Common Stocks	$1,407,310	$202,359,718 *	$—	$203,767,028
Total Investments	$1,407,310	$202,359,718	$—	$203,767,028

Liability Description
Futures Contracts	$—	$(47,627)	$—	$(47,627)
Total	$—	$(47,627)	$—	$(47,627)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

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